DEBT - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended			4 Months Ended	14 Months Ended
	Nov. 22, 2019	Jan. 31, 2022	May 31, 2020	Apr. 30, 2020	Apr. 30, 2020	Dec. 31, 2020	Jun. 09, 2021	Mar. 31, 2021
Debt
Common share purchase warrants per unit							1
Number common shares to purchase of warrants							13,750
Term of warrants							48 months
First tranche | Finder
Debt
Term of debt	3 years
Fourth tranche
Debt
Term of debt					4 years
April Cd Unit
Debt
Maximum gross proceeds				$ 500	$ 500
Option to increase the offering				500	$ 500
Proceeds used for working capital				830
Retirement of part of obligation				$ 800
Common share purchase warrants per unit				100	100
Offering price, per unit				$ 67.00
Term of warrants				3 years	3 years
Conversion price (in dollars per share)				$ 3.35	$ 3.35
Term of debt				4 years
Interest rate				9.00%	9.00%
Warrants to purchase				$ 23	$ 23
Price Per Unit				$ 1
Number of warrants issued				345
April Cd Unit | Finder
Debt
Proceeds used for working capital				$ 830
Conversion feature				279
Warrants to purchase				187	187
Fair value of the debt				$ 364	$ 364
Non-brokered private placements of convertible debenture units ("CD Unit")
Debt
Proceeds from convertible debenture			$ 3,500			$ 3,500
Conversion price (in dollars per share)						$ 1
Interest rate						9.00%
Fair value of debt			1,700
Conversion feature			$ 1,200
Non-brokered private placements of convertible debenture units ("CD Unit") | First tranche
Debt
Term of debt						3 years
Non-brokered private placements of convertible debenture units ("CD Unit") | First tranche | Minimum
Debt
Conversion price (in dollars per share)						$ 5.00
Non-brokered private placements of convertible debenture units ("CD Unit") | First tranche | Maximum
Debt
Conversion price (in dollars per share)						$ 9.50
Non-brokered private placements of convertible debenture units ("CD Unit") | Second tranche
Debt
Term of debt			4 years			4 years
Non-brokered private placements of convertible debenture units ("CD Unit") | Second tranche | Minimum
Debt
Conversion price (in dollars per share)						$ 3.35
Non-brokered private placements of convertible debenture units ("CD Unit") | Second tranche | Maximum
Debt
Conversion price (in dollars per share)						$ 7.00
Non-brokered private placements of convertible debenture units ("CD Unit") | Warrants
Debt
Fair value of debt			$ 600
Paycheck Protection Program loan
Debt
Interest rate								1.00%
Debt forgiveness		$ 1,700